WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	September 30, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 99.0% (a)
Communication Services - 1.0%
Bandwidth, Inc. - Class A (b)	950	$11,305
Clear Channel Outdoor Holdings, Inc. (b)	4,800	6,576
EchoStar Corp. - Class A (b)	630	10,376
Emerald Holding, Inc. (b)	2,900	9,802
Entravision Communications Corp. - Class A	1,700	6,749
Iridium Communications, Inc. (b)	900	39,933
Liberty Latin America Ltd. - Class A (b)	1,545	9,564
Liberty Latin America Ltd. - Class C (b)	4,135	25,430
Live Nation Entertainment, Inc. (b)	642	48,818
Magnite, Inc. (b)	819	5,381
Outbrain, Inc. (b)	1,000	3,650
PubMatic, Inc. - Class A (b)	260	4,324
Stagwell, Inc. (b)	4,000	27,800
TEGNA, Inc.	715	14,786
Thryv Holdings, Inc. (b)	350	7,990
		232,484
Consumer Discretionary - 10.3%
2U, Inc. (b)	325	2,031
Academy Sports & Outdoors, Inc.	1,340	56,521
Adient PLC (b)	1,100	30,525
American Eagle Outfitters, Inc.	1,600	15,568
Asbury Automotive Group, Inc. (b)	179	27,047
Bally's Corp. (b)(c)	410	8,102
Big 5 Sporting Goods Corp. (c)	1,400	15,036
Bloomin' Brands, Inc.	900	16,497
Bluegreen Vacations Holding Corp.	1,950	32,214
Boot Barn Holdings, Inc. (b)	260	15,200
Brinker International, Inc. (b)	970	24,231
Carter's, Inc.	332	21,756
Century Casinos, Inc. (b)	670	4,395
Century Communities, Inc.	1,328	56,812
Dave & Buster's Entertainment, Inc. (b)	150	4,655
Destination XL Group, Inc. (b)	2,320	12,574
Dine Brands Global, Inc.	250	15,890
El Pollo Loco Holdings, Inc. (b)	1,810	16,145
Ethan Allen Interiors, Inc.	1,200	25,368
First Watch Restaurant Group, Inc. (b)	540	7,819
Foot Locker, Inc.	965	30,040
Franchise Group, Inc.	350	8,505
Funko, Inc. - Class A (b)	50	1,011
Genesco, Inc. (b)	170	6,684
G-III Apparel Group Ltd. (b)	1,280	19,136
Graham Holdings Co. - Class B	30	16,139
Green Brick Partners, Inc. (b)	5,055	108,076
Group 1 Automotive, Inc.	317	45,290
Guess?, Inc.	1,000	14,670
Hanesbrands, Inc.	7,638	53,160
Haverty Furniture Cos., Inc.	1,165	29,008
Hibbett, Inc.	600	29,886
Hooker Furnishings Corp.	1,100	14,839
International Game Technology PLC	1,250	19,750
Jack in the Box, Inc.	120	8,888
Johnson Outdoors, Inc. - Class A	1,210	62,085
KB Home	2,590	67,133
Kontoor Brands, Inc.	500	16,805
Lakeland Industries, Inc. (b)	1,000	11,530
Laureate Education, Inc.	3,685	38,877
La-Z-Boy, Inc.	700	15,799
Legacy Housing Corp. (b)	290	4,974
LGI Homes, Inc. (b)	170	13,833
LL Flooring Holdings, Inc. (b)	700	4,851
M/I Homes, Inc. (b)	1,730	62,678
Macy's, Inc.	1,430	22,408
MarineMax, Inc. (b)	990	29,492
Meritage Homes Corp. (b)	554	38,930
Movado Group, Inc.	930	26,207
OneWater Marine, Inc. - Class A (b)	970	29,207
Oxford Industries, Inc.	800	71,824
Perdoceo Education Corp. (b)	770	7,931
Porch Group, Inc. (b)	3,830	8,618
Qurate Retail, Inc. - Class A	1,410	2,834
Red Rock Resorts, Inc. - Class A	10,951	375,181
Rent-A-Center, Inc.	1,550	27,141
Rocky Brands, Inc.	2,499	50,130
Ruth's Hospitality Group, Inc.	1,100	18,546
SeaWorld Entertainment, Inc. (b)	490	22,300
Shoe Carnival, Inc.	138	2,959
Signet Jewelers Ltd.	553	31,626
Sleep Number Corp. (b)	160	5,410
Sonic Automotive, Inc. - Class A	900	38,970
Stitch Fix, Inc. - Class A (b)	1,860	7,347
Taylor Morrison Home Corp. (b)	870	20,288
The Aaron's Co., Inc.	2,900	28,188
The Cato Corp. - Class A	1,600	15,264
The Cheesecake Factory, Inc.	358	10,482
The Children's Place, Inc. (b)	170	5,251
The Goodyear Tire & Rubber Co. (b)	1,500	15,135
The RealReal, Inc. (b)	1,610	2,415
Thor Industries, Inc.	340	23,793
Tilly's, Inc. - Class A	1,200	8,304
Travel + Leisure Co.	620	21,154
TravelCenters of America, Inc. (b)	200	10,786
Tri Pointe Homes, Inc. (b)	945	14,279
Tupperware Brands Corp. (b)	1,300	8,515
Urban Outfitters, Inc. (b)	500	9,825
Vail Resorts, Inc.	709	152,889
Vera Bradley, Inc. (b)	4,400	13,244
Vista Outdoor, Inc. (b)	1,197	29,111
Vivint Smart Home, Inc. (b)	2,900	19,082
Winnebago Industries, Inc.	140	7,449
Wolverine World Wide, Inc.	5,361	82,506
WW International, Inc. (b)	1,107	4,351
Zumiez, Inc. (b)	400	8,612
		2,440,017
Consumer Staples - 4.1%
B&G Foods, Inc. (c)	740	12,203
BellRing Brands, Inc. (b)	2,391	49,279
Cal-Maine Foods, Inc.	4,539	252,323
Central Garden & Pet Co. (b)	400	14,416
Energizer Holdings, Inc.	1,330	33,436
Herbalife Nutrition Ltd. (b)	1,100	21,879
Ingles Markets, Inc. - Class A	120	9,505
Inter Parfums, Inc.	60	4,528
Lancaster Colony Corp.	1,053	158,245
Medifast, Inc.	110	11,920
Natural Grocers by Vitamin Cottage, Inc.	1,500	16,185
Nu Skin Enterprises, Inc. - Class A	385	12,847
Post Holdings, Inc. (b)	1,269	103,944
Seaboard Corp.	37	125,898
The Chefs' Warehouse, Inc. (b)	1,950	56,491
The Duckhorn Portfolio, Inc. (b)	100	1,443
The Simply Good Foods Co. (b)	740	23,673
United Natural Foods, Inc. (b)	725	24,918
USANA Health Sciences, Inc. (b)	260	14,573
Vector Group Ltd.	526	4,634
Village Super Market, Inc. - Class A	610	11,791
		964,131
Energy - 7.5%
Berry Corp.	5,630	42,225
Brigham Minerals, Inc. - Class A	300	7,401
Bristow Group, Inc. (b)	430	10,101
Cactus, Inc. - Class A	450	17,293
California Resources Corp.	2,820	108,372
Centrus Energy Corp. - Class A (b)	946	38,767
ChampionX Corp.	1,400	27,398
Chord Energy Corp.	1,344	183,819
Civitas Resources, Inc.	4,400	252,516
Clean Energy Fuels Corp. (b)	2,320	12,389
CNX Resources Corp. (b)	2,085	32,380
Crescent Energy Co. - Class A	2,600	35,022
Denbury, Inc. (b)	300	25,878
DHT Holdings, Inc.	3,070	23,209
Dorian LPG Ltd.	910	12,349
Dril-Quip, Inc. (b)	1,500	29,280
Equitrans Midstream Corp.	5,000	37,400
Expro Group Holdings NV (b)	3,150	40,131
Golar LNG Ltd. (b)	2,450	61,054
Green Plains, Inc. (b)	190	5,523
Helix Energy Solutions Group, Inc. (b)	6,800	26,248
International Seaways, Inc.	220	7,729
Kinetik Holdings, Inc.	700	22,806
Kosmos Energy Ltd. (b)	5,000	25,850
Laredo Petroleum, Inc. (b)	260	16,341
Liberty Energy, Inc. (b)	1,300	16,484
Magnolia Oil & Gas Corp. - Class A	905	17,928
Murphy Oil Corp.	2,770	97,421
National Energy Services Reunited Corp. (b)	4,900	29,106
Newpark Resources, Inc. (b)	9,900	24,948
Noble Corp. PLC (b)	300	8,874
Northern Oil and Gas, Inc.	900	24,669
Par Pacific Holdings, Inc. (b)	1,100	18,051
Permian Resources Corp. (b)	9,570	65,076
Precision Drilling Corp. (b)	550	27,846
ProPetro Holding Corp. (b)	1,800	14,490
Ranger Oil Corp. - Class A	1,000	31,450
REX American Resources Corp. (b)	1,275	35,598
Scorpio Tankers, Inc.	140	5,886
SFL Corp. Ltd.	2,810	25,599
Sitio Royalties Corp. (c)	1,452	32,104
Solaris Oilfield Infrastructure, Inc. - Class A	1,900	17,784
Talos Energy, Inc. (b)	1,000	16,650
TechnipFMC PLC (b)	2,400	20,304
Teekay Tankers Ltd. - Class A (b)	450	12,393
Tidewater, Inc. (b)	1,700	36,890
World Fuel Services Corp.	3,810	89,306
		1,770,338
Financials - 31.5%
1st Source Corp.	470	21,761
ACNB Corp.	200	6,008
Affiliated Managers Group, Inc.	150	16,777
Amalgamated Financial Corp.	900	20,295
Amerant Bancorp, Inc.	1,584	39,347
American Equity Investment Life Holding Co.	1,410	52,579
Ameris Bancorp	400	17,884
Apollo Commercial Real Estate Finance, Inc.	1,020	8,466
Arlington Asset Investment Corp. - Class A (b)	1,900	5,168
Artisan Partners Asset Management, Inc. - Class A	500	13,465
Associated Banc-Corp	3,228	64,818
Assured Guaranty Ltd.	665	32,219
Axis Capital Holdings Ltd.	570	28,015
B Riley Financial, Inc.	540	24,041
BancFirst Corp.	555	49,656
Bank of Marin Bancorp	400	11,980
Bank OZK	8,028	317,588
BankUnited, Inc.	1,907	65,162
Banner Corp.	660	38,993
BayCom Corp.	1,090	19,162
BCB Bancorp, Inc.	400	6,732
Berkshire Hills Bancorp, Inc.	2,870	78,351
BGC Partners, Inc. - Class A	1,390	4,365
Blackstone Mortgage Trust, Inc. - Class A	475	11,086
BOK Financial Corp.	1,681	149,374
Bread Financial Holdings, Inc.	860	27,047
Bridgewater Bancshares, Inc. (b)	500	8,235
Brighthouse Financial, Inc. (b)	400	17,368
Brookline Bancorp, Inc.	5,620	65,473
Cadence Bank	2,153	54,708
Camden National Corp.	400	17,040
Carter Bankshares, Inc. (b)	700	11,270
Cathay General Bancorp	4,907	188,723
CBTX, Inc.	830	24,277
Central Pacific Financial Corp.	1,100	22,759
Central Valley Community Bancorp	600	10,626
City Holding Co.	499	44,256
Civista Bancshares, Inc.	400	8,304
CNB Financial Corp.	400	9,428
CNO Financial Group, Inc.	1,900	34,143
Columbia Banking System, Inc.	2,320	67,025
Community Bank System, Inc.	610	36,649
Community Trust Bancorp, Inc.	425	17,234
ConnectOne Bancorp, Inc.	1,100	25,366
CrossFirst Bankshares, Inc. (b)	1,375	17,944
Customers Bancorp, Inc. (b)	1,100	32,428
CVB Financial Corp.	2,765	70,010
Diamond Hill Investment Group, Inc.	90	14,850
Eagle Bancorp, Inc.	840	37,649
Eastern Bankshares, Inc.	2,545	49,984
eHealth, Inc. (b)	710	2,776
Employers Holdings, Inc.	885	30,524
Enact Holdings, Inc.	400	8,868
Enova International, Inc. (b)	260	7,610
Enstar Group Ltd. (b)	1,162	197,064
Enterprise Financial Services Corp.	400	17,616
Esquire Financial Holdings, Inc.	910	34,170
Essent Group Ltd.	3,215	112,107
Evercore, Inc. - Class A	200	16,450
FB Financial Corp.	643	24,569
Federal Agricultural Mortgage Corp. - Class C	260	25,776
Federated Hermes, Inc.	855	28,318
Financial Institutions, Inc.	350	8,424
First Bancorp	670	24,509
First BanCorp	6,615	90,493
First Busey Corp.	1,100	24,178
First Business Financial Services, Inc.	300	9,693
First Community Bankshares, Inc.	2,304	73,797
First Financial Bancorp	2,375	50,065
First Financial Corp.	1,201	54,273
First Hawaiian, Inc.	1,500	36,945
First Internet Bancorp	600	20,316
First Interstate BancSystem, Inc. - Class A	4,646	187,466
First Merchants Corp.	1,220	47,190
First Mid Bancshares, Inc.	200	6,394
FirstCash Holdings, Inc.	360	26,406
Flushing Financial Corp.	1,700	32,929
FNB Corp.	3,100	35,960
FS Bancorp, Inc.	400	10,904
Fulton Financial Corp.	3,640	57,512
Genworth Financial, Inc. - Class A (b)	13,310	46,585
Granite Point Mortgage Trust, Inc.	900	5,796
Great Ajax Corp.	813	6,106
Great Southern Bancorp, Inc.	800	45,656
Greenhill & Co., Inc.	2,200	13,068
Greenlight Capital Re Ltd. - Class A (b)	1,000	7,440
Hancock Whitney Corp.	2,696	123,504
Hanmi Financial Corp.	1,500	35,520
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	465	13,917
Heartland Financial USA, Inc.	710	30,786
Heritage Commerce Corp.	3,270	37,082
Hilltop Holdings, Inc.	1,300	32,305
Home Bancorp, Inc.	200	7,798
Home BancShares, Inc.	2,320	52,223
HomeStreet, Inc.	1,000	28,810
Hope Bancorp, Inc.	7,115	89,934
Horace Mann Educators Corp.	840	29,644
Horizon Bancorp, Inc.	1,020	18,319
Independent Bank Corp.	2,293	43,796
International Bancshares Corp.	3,410	144,925
Investar Holding Corp.	500	9,950
Jackson Financial, Inc. - Class A	1,350	37,463
Janus Henderson Group PLC	1,100	22,341
Kemper Corp.	600	24,756
Lakeland Bancorp, Inc.	1,800	28,818
LendingClub Corp. (b)	1,240	13,702
Live Oak Bancshares, Inc.	5,997	183,508
Luther Burbank Corp.	700	8,134
Macatawa Bank Corp.	1,000	9,260
Manning & Napier, Inc.	340	4,172
Mercantile Bank Corp.	1,423	42,277
Merchants Bancorp	400	9,228
Mercury General Corp.	200	5,684
MFA Financial, Inc.	3,775	29,370
MGIC Investment Corp.	1,300	16,666
Midland States Bancorp, Inc.	700	16,499
MidWestOne Financial Group, Inc.	500	13,645
Mr. Cooper Group, Inc. (b)	5,397	218,579
National Bank Holdings Corp. - Class A	245	9,063
National Bankshares, Inc.	200	6,752
National Western Life Group, Inc. - Class A	229	39,113
Navient Corp.	2,150	31,583
NBT Bancorp, Inc.	1,018	38,633
New York Community Bancorp, Inc.	3,600	30,708
New York Mortgage Trust, Inc.	10,560	24,710
NMI Holdings, Inc. - Class A (b)	2,375	48,379
Northeast Bank	200	7,334
Northeast Community Bancorp, Inc.	700	8,680
Northfield Bancorp, Inc.	1,200	17,172
Northrim BanCorp, Inc.	200	8,312
OceanFirst Financial Corp.	1,350	25,164
OFG Bancorp	1,218	30,608
Old National Bancorp	6,523	107,434
Oppenheimer Holdings, Inc. - Class A	695	21,531
Orrstown Financial Services, Inc.	1,250	29,900
Pacific Premier Bancorp, Inc.	600	18,576
PacWest Bancorp	1,300	29,380
Parke Bancorp, Inc.	860	18,026
Pathward Financial, Inc.	310	10,218
PCB Bancorp	700	12,649
Peapack-Gladstone Financial Corp.	600	20,190
Peoples Bancorp, Inc.	600	17,358
Peoples Financial Services Corp.	1,340	62,766
Perella Weinberg Partners	2,800	17,724
Preferred Bank	330	21,526
Premier Financial Corp.	2,471	63,505
Primerica, Inc.	70	8,641
Primis Financial Corp.	700	8,491
PROG Holdings, Inc. (b)	4,141	62,032
Prosperity Bancshares, Inc.	209	13,936
Provident Bancorp, Inc.	1,180	16,886
Provident Financial Services, Inc.	2,456	47,892
Pzena Investment Management, Inc. - Class A	3,096	29,350
Radian Group, Inc.	2,630	50,733
RBB Bancorp	600	12,468
Redwood Trust, Inc.	1,945	11,164
Regional Management Corp.	2,449	68,670
Renasant Corp.	800	25,024
Republic Bancorp, Inc. - Class A	400	15,320
S&T Bancorp, Inc.	1,330	38,982
Sandy Spring Bancorp, Inc.	240	8,462
Selective Insurance Group, Inc.	405	32,967
Selectquote, Inc. (b)	10,500	7,665
Sierra Bancorp	500	9,875
Silvercrest Asset Management Group, Inc. - Class A	500	8,175
Silvergate Capital Corp. - Class A (b)	160	12,056
Simmons First National Corp. - Class A	830	18,086
SiriusPoint Ltd. (b)	6,500	32,175
SLM Corp.	2,000	27,980
South Plains Financial, Inc.	430	11,851
Southern Missouri Bancorp, Inc.	410	20,922
Southside Bancshares, Inc.	360	12,730
StepStone Group, Inc. - Class A	660	16,177
Stewart Information Services Corp.	660	28,802
Stifel Financial Corp.	622	32,288
Summit Financial Group, Inc.	180	4,849
Territorial Bancorp, Inc.	500	9,270
Texas Capital Bancshares, Inc. (b)	620	36,599
The Community Financial Corp.	100	3,430
The First Bancshares, Inc.	300	8,961
The First of Long Island Corp.	700	12,068
Towne Bank	600	16,098
TPG RE Finance Trust, Inc.	3,258	22,806
Trean Insurance Group, Inc. (b)	1,900	6,460
Triumph Bancorp, Inc. (b)	2,401	130,494
TrustCo Bank Corp.	940	29,535
Trustmark Corp.	840	25,729
Two Harbors Investment Corp.	1,570	5,212
UMB Financial Corp.	200	16,858
United Bankshares, Inc.	750	26,812
Universal Insurance Holdings, Inc.	2,719	26,782
Univest Financial Corp.	2,834	66,542
Valley National Bancorp	1,115	12,042
Veritex Holdings, Inc.	390	10,370
Victory Capital Holdings, Inc. - Class A	1,035	24,126
Virtu Financial, Inc. - Class A	1,200	24,924
Virtus Investment Partners, Inc.	90	14,357
Washington Federal, Inc.	4,425	132,661
Washington Trust Bancorp, Inc.	350	16,268
Waterstone Financial, Inc.	1,000	16,160
Webster Financial Corp.	6,759	305,507
Westamerica BanCorp	1,450	75,820
William Penn Bancorp	400	4,548
Wintrust Financial Corp.	325	26,504
WSFS Financial Corp.	540	25,088
		7,430,330
Health Care - 6.0%
1Life Healthcare, Inc. (b)	2,252	38,622
4D Molecular Therapeutics, Inc. (b)	780	6,271
Accolade, Inc. (b)	1,030	11,763
AdaptHealth Corp. (b)	460	8,639
Adaptive Biotechnologies Corp. (b)	3,400	24,208
Aerie Pharmaceuticals, Inc. (b)	1,910	28,898
Agios Pharmaceuticals, Inc. (b)	1,140	32,239
Allogene Therapeutics, Inc. (b)	1,730	18,684
Allscripts Healthcare Solutions, Inc. (b)	1,105	16,829
ALX Oncology Holdings, Inc. (b)	3,170	30,337
American Well Corp. - Class A (b)	6,700	24,053
Atea Pharmaceuticals, Inc. (b)	3,387	19,272
Avanos Medical, Inc. (b)	200	4,356
BioLife Solutions, Inc. (b)	220	5,005
Bioventus, Inc. - Class A (b)	480	3,360
Bluebird Bio, Inc. (b)	820	5,191
Bridgebio Pharma, Inc. (b)	1,390	13,817
Brookdale Senior Living, Inc. (b)	6,050	25,833
Catalyst Pharmaceuticals, Inc. (b)	990	12,702
Deciphera Pharmaceuticals, Inc. (b)	390	7,215
Editas Medicine, Inc. (b)	2,068	25,312
Emergent BioSolutions, Inc. (b)	1,460	30,645
Enovis Corp. (b)	2,806	129,272
Fulcrum Therapeutics, Inc. (b)	1,780	14,400
Fulgent Genetics, Inc. (b)	320	12,198
Health Catalyst, Inc. (b)	1,120	10,864
Inmode Ltd. (b)	350	10,189
Innoviva, Inc. (b)	1,940	22,523
Integer Holdings Corp. (b)	772	48,042
Intellia Therapeutics, Inc. (b)	550	30,778
Invitae Corp. (b)(c)	4,500	11,070
Ironwood Pharmaceuticals, Inc. - Class A (b)	1,500	15,540
Kiniksa Pharmaceuticals Ltd. - Class A (b)	2,560	32,870
Kodiak Sciences, Inc. (b)	1,120	8,669
Kronos Bio, Inc. (b)	1,320	4,422
Mersana Therapeutics, Inc. (b)	2,260	15,278
ModivCare, Inc. (b)	40	3,987
National HealthCare Corp.	553	35,027
NeoGenomics, Inc. (b)	1,250	10,762
Nurix Therapeutics, Inc. (b)	920	11,988
OraSure Technologies, Inc. (b)	1,180	4,472
Pacific Biosciences of California, Inc. (b)	3,770	21,885
Patterson Cos., Inc.	300	7,206
Pediatrix Medical Group, Inc. (b)	295	4,870
Phibro Animal Health Corp. - Class A	500	6,645
Phreesia, Inc. (b)	1,020	25,990
PMV Pharmaceuticals, Inc. (b)	320	3,808
Praxis Precision Medicines, Inc. (b)	1,990	4,517
Prestige Consumer Healthcare, Inc. (b)	1,290	64,281
Protagonist Therapeutics, Inc. (b)	530	4,468
REGENXBIO, Inc. (b)	2,390	63,168
Relay Therapeutics, Inc. (b)	1,230	27,515
Rocket Pharmaceuticals, Inc. (b)	680	10,853
Sage Therapeutics, Inc. (b)	250	9,790
Sangamo Therapeutics, Inc. (b)	1,490	7,301
Seer, Inc. (b)	1,940	15,016
Select Medical Holdings Corp.	290	6,409
Sema4 Holdings Corp. (b)	1,400	1,228
Sutro Biopharma, Inc. (b)	910	5,051
Tactile Systems Technology, Inc. (b)	1,470	11,451
Taro Pharmaceutical Industries Ltd. (b)	960	28,781
Twist Bioscience Corp. (b)	840	29,602
UFP Technologies, Inc. (b)	1,592	136,657
Utah Medical Products, Inc.	190	16,209
Vanda Pharmaceuticals, Inc. (b)	3,600	35,568
Veracyte, Inc. (b)	1,380	22,908
Xencor, Inc. (b)	200	5,196
Zynex, Inc.	1,000	9,070
		1,411,045
Industrials - 16.4%
AAR Corp. (b)	400	14,328
ABM Industries, Inc.	1,465	56,007
ACCO Brands Corp.	4,600	22,540
ACV Auctions, Inc. - Class A (b)	2,220	15,962
Aerojet Rocketdyne Holdings, Inc. (b)	478	19,115
Allegiant Travel Co. (b)	1,685	122,971
Allied Motion Technologies, Inc.	4,061	116,226
Allison Transmission Holdings, Inc.	960	32,410
American Woodmark Corp. (b)	300	13,158
Argan, Inc.	1,090	35,065
Atkore, Inc. (b)	290	22,565
Atlas Air Worldwide Holdings, Inc. (b)	260	24,848
AZZ, Inc.	2,110	77,036
Barnes Group, Inc.	800	23,104
Barrett Business Services, Inc.	270	21,060
BGSF, Inc.	700	7,777
Blue Bird Corp. (b)	1,000	8,350
BlueLinx Holdings, Inc. (b)	370	22,977
Boise Cascade Co.	830	49,352
Brady Corp. - Class A	320	13,354
Concrete Pumping Holdings, Inc. (b)	20,678	133,373
Douglas Dynamics, Inc.	2,017	56,516
Ducommun, Inc. (b)	275	10,907
EMCOR Group, Inc.	382	44,113
Encore Wire Corp.	915	105,719
Energy Recovery, Inc. (b)	4,071	88,504
Enerpac Tool Group Corp.	900	16,047
EnerSys	565	32,866
Ennis, Inc.	2,220	44,689
EnPro Industries, Inc.	205	17,421
Esab Corp.	3,680	122,765
First Advantage Corp. (b)	8,483	108,837
Flowserve Corp.	1,230	29,889
Fluor Corp. (b)	1,500	37,335
Forward Air Corp.	300	27,078
Gates Industrial Corp. PLC (b)	1,500	14,640
GMS, Inc. (b)	200	8,002
GrafTech International Ltd.	4,600	19,826
Great Lakes Dredge & Dock Corp. (b)	2,900	21,982
Healthcare Services Group, Inc.	2,580	31,192
Heartland Express, Inc.	7,470	106,896
Heidrick & Struggles International, Inc.	2,100	54,579
Herc Holdings, Inc.	100	10,388
Heritage-Crystal Clean, Inc. (b)	1,380	40,807
Hillenbrand, Inc.	820	30,110
Infrastructure and Energy Alternatives, Inc. (b)	300	4,062
Interface, Inc.	1,300	11,687
JELD-WEN Holding, Inc. (b)	3,200	28,000
Kelly Services, Inc. - Class A	900	12,231
Kimball International, Inc. - Class B	3,100	19,499
Kirby Corp. (b)	1,599	97,171
Korn Ferry	1,350	63,383
LB Foster Co. - Class A (b)	300	2,928
ManpowerGroup, Inc.	360	23,288
Marten Transport Ltd.	2,690	51,540
Masonite International Corp. (b)	435	31,011
Matrix Service Co. (b)	3,300	13,662
Matson, Inc.	1,885	115,965
Maxar Technologies, Inc.	500	9,360
Mesa Air Group, Inc. (b)	2,100	3,465
Miller Industries, Inc.	600	12,774
MillerKnoll, Inc.	900	14,040
Moog, Inc. - Class A	325	22,864
Mueller Industries, Inc.	2,965	176,240
Mueller Water Products, Inc. - Class A	1,600	16,432
MYR Group, Inc. (b)	100	8,473
National Presto Industries, Inc.	465	30,248
PAM Transportation Services, Inc. (b)	700	21,672
PGT Innovations, Inc. (b)	900	18,864
Powell Industries, Inc.	700	14,756
Preformed Line Products Co.	150	10,673
Primoris Services Corp.	800	13,000
Proto Labs, Inc. (b)	400	14,572
Quanex Building Products Corp.	2,580	46,853
Radiant Logistics, Inc. (b)	4,140	23,557
Resideo Technologies, Inc. (b)	1,241	23,653
Resources Connection, Inc.	3,400	61,438
Rush Enterprises, Inc. - Class A	1,815	79,606
Safe Bulkers, Inc.	14,120	34,876
Schneider National, Inc. - Class B	400	8,120
Sensata Technologies Holding PLC	625	23,300
SP Plus Corp. (b)	320	10,022
Spirit Airlines, Inc. (b)	650	12,233
Stem, Inc. (b)	800	10,672
Sterling Infrastructure, Inc. (b)	700	15,029
The Brink's Co.	500	24,220
The Greenbrier Cos., Inc.	1,160	28,153
The Timken Co.	600	35,424
Thermon Group Holdings, Inc. (b)	1,800	27,738
Titan Machinery, Inc. (b)	670	18,934
Trinity Industries, Inc.	610	13,024
Triton International Ltd.	684	37,435
TrueBlue, Inc. (b)	1,800	34,344
Tutor Perini Corp. (b)	3,600	19,872
UFP Industries, Inc.	770	55,563
V2X, Inc. (b)	1,220	43,188
Veritiv Corp. (b)	382	37,348
Wabash National Corp.	2,200	34,232
WESCO International, Inc. (b)	2,469	294,749
Wheels Up Experience, Inc. (b)	13,860	15,939
		3,864,068
Information Technology - 8.4%
A10 Networks, Inc.	1,500	19,905
ACM Research, Inc. - Class A (b)	2,400	29,904
Amkor Technology, Inc.	1,965	33,503
Avnet, Inc.	830	29,980
Axcelis Technologies, Inc. (b)	235	14,232
AXT, Inc. (b)	1,240	8,308
Belden, Inc.	580	34,812
Benchmark Electronics, Inc.	400	9,912
C3.ai, Inc. - Class A (b)	70	875
Calix, Inc. (b)	405	24,762
Casa Systems, Inc. (b)	2,700	8,451
Cass Information Systems, Inc.	1,680	58,279
Cirrus Logic, Inc. (b)	100	6,880
Comtech Telecommunications Corp.	840	8,408
Concentrix Corp.	44	4,912
CoreCard Corp. (b)	400	8,708
Diebold Nixdorf, Inc. (b)	2,270	5,539
Diodes, Inc. (b)	460	29,859
Ebix, Inc. (c)	850	16,124
eGain Corp. (b)	3,450	25,357
ePlus, Inc. (b)	305	12,670
Fastly, Inc.- Class A (b)	3,650	33,434
Insight Enterprises, Inc. (b)	295	24,311
Itron, Inc. (b)	790	33,267
Kimball Electronics, Inc. (b)	900	15,435
Lumentum Holdings, Inc. (b)	214	14,674
MACOM Technology Solutions Holdings, Inc. (b)	640	33,146
Maximus, Inc.	300	17,361
Methode Electronics, Inc.	930	34,549
NCR Corp. (b)	900	17,109
NETGEAR, Inc. (b)	500	10,020
Olo, Inc. - Class A (b)	2,110	16,669
Onto Innovation, Inc. (b)	380	24,339
OSI Systems, Inc. (b)	325	23,419
Paysafe Ltd. (b)	9,510	13,124
PC Connection, Inc.	1,015	45,766
Photronics, Inc. (b)	7,250	105,995
Ping Identity Holding Corp. (b)	710	19,930
Plexus Corp. (b)	400	35,024
Rambus, Inc. (b)	1,865	47,408
Rimini Street, Inc. (b)	39,838	185,645
Sabre Corp. (b)	4,925	25,364
Sanmina Corp. (b)	4,259	196,255
ScanSource, Inc. (b)	1,200	31,692
StoneCo Ltd. - Class A (b)	2,530	24,111
Sumo Logic, Inc. (b)	1,140	8,550
Super Micro Computer, Inc. (b)	665	36,621
Telos Corp. (b)	4,700	41,783
The Hackett Group, Inc.	1,360	24,099
TTM Technologies, Inc. (b)	3,130	41,253
Vishay Intertechnology, Inc.	3,440	61,198
Vishay Precision Group, Inc. (b)	1,806	53,439
Vontier Corp.	1,500	25,065
WNS Holdings Ltd. - ADR (b)	3,059	250,349
Xperi Holding Corp.	1,200	16,968
		1,978,752
Materials - 4.4%
AdvanSix, Inc.	1,000	32,100
American Vanguard Corp.	630	11,781
Arconic Corp. (b)	600	10,224
Ashland, Inc.	2,020	191,839
ATI, Inc. (b)	180	4,790
Avient Corp.	95	2,879
Cabot Corp.	255	16,292
Chase Corp.	1,636	136,721
Commercial Metals Co.	500	17,740
Compass Minerals International, Inc.	250	9,633
Constellium SE (b)	895	9,075
Ecovyst, Inc. (b)	3,685	31,101
FutureFuel Corp.	1,200	7,248
Greif, Inc. - Class A	720	42,890
Hawkins, Inc.	300	11,697
HB Fuller Co.	310	18,631
Ingevity Corp. (b)	140	8,488
Innospec, Inc.	845	72,391
Kaiser Aluminum Corp.	490	30,062
Mercer International, Inc.	1,700	20,910
NewMarket Corp.	30	9,025
Olympic Steel, Inc.	300	6,843
Ryerson Holding Corp.	700	18,018
SunCoke Energy, Inc.	660	3,835
Taseko Mines Ltd. (b)	124,032	141,396
Tredegar Corp.	2,510	23,694
TriMas Corp.	2,886	72,352
Trinseo PLC	1,000	18,320
United States Lime & Minerals, Inc.	244	24,937
Warrior Met Coal, Inc.	300	8,532
Worthington Industries, Inc.	370	14,112
		1,027,556
Real Estate - 5.9%
Acadia Realty Trust	1,160	14,639
Agree Realty Corp.	590	39,872
Alexander's, Inc.	140	29,254
Apple Hospitality REIT, Inc.	2,800	39,368
Armada Hoffler Properties, Inc.	680	7,058
Braemar Hotels & Resorts, Inc.	3,500	15,050
Corporate Office Properties Trust	480	11,151
CubeSmart	2,321	92,979
DiamondRock Hospitality Co.	2,743	20,600
Douglas Emmett, Inc.	2,452	43,964
Empire State Realty Trust, Inc. - Class A	12,130	79,573
Essential Properties Realty Trust, Inc.	2,532	49,247
Four Corners Property Trust, Inc.	250	6,048
Getty Realty Corp.	1,200	32,268
Healthcare Realty Trust, Inc.	510	10,634
iStar, Inc.	3,721	34,456
Jones Lang LaSalle, Inc. (b)	206	31,121
Kennedy-Wilson Holdings, Inc.	3,240	50,090
LXP Industrial Trust	1,955	17,908
Marcus & Millichap, Inc.	1,490	48,842
National Health Investors, Inc.	436	24,647
Outfront Media, Inc.	2,430	36,912
Paramount Group, Inc.	4,540	28,284
Park Hotels & Resorts, Inc.	2,400	27,024
Pebblebrook Hotel Trust	2,485	36,057
Piedmont Office Realty Trust, Inc. - Class A	2,540	26,822
Rayonier, Inc.	3,460	103,696
RE/MAX Holdings, Inc. - Class A	1,100	20,801
Retail Opportunity Investments Corp.	390	5,366
RPT Realty	865	6,539
Ryman Hospitality Properties, Inc.	1,691	124,441
Sabra Health Care REIT, Inc.	1,410	18,499
Safehold, Inc.	360	9,526
Seritage Growth Properties - Class A (b)	2,850	25,707
SITE Centers Corp.	3,160	33,844
STAG Industrial, Inc.	770	21,891
The Macerich Co.	2,322	18,437
The RMR Group, Inc. - Class A	2,265	53,658
Uniti Group, Inc.	1,630	11,329
Urban Edge Properties	1,390	18,543
Urstadt Biddle Properties, Inc. - Class A	4,390	68,089
		1,394,234
Utilities - 3.5%
ALLETE, Inc.	600	30,030
Avista Corp.	830	30,752
Black Hills Corp.	1,130	76,535
Brookfield Infrastructure Corp. - Class A	925	37,647
Clearway Energy, Inc. - Class A	980	28,518
Hawaiian Electric Industries, Inc.	880	30,501
New Jersey Resources Corp.	430	16,641
Northwest Natural Holding Co.	130	5,639
Otter Tail Corp.	2,370	145,802
PNM Resources, Inc.	765	34,984
Portland General Electric Co.	1,280	55,629
South Jersey Industries, Inc.	4,470	149,387
Spire, Inc.	500	31,165
Sunnova Energy International, Inc. (b)	3,669	81,012
UGI Corp.	1,931	62,429
Via Renewables, Inc.	130	898
		817,569
Total Common Stocks (Cost $23,259,251)		23,330,524

Total Investments at Value - 99.0% (Cost $23,259,251)		23,330,524
Other Assets in Excess of Liabilities - 1.0%		240,634
Net Assets - 100.0%		$23,571,158

Percentages are stated as a percent of net assets.

ADR - American Depository Recepit
REIT - Real Estate Investment Trust

(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) This security or a partial position of this security is on loan at September 30, 2022. The total fair value of securities on loan at September 30, 2022 was $93,644.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

SMALL COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2022, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2022:

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$23,330,524	$-	$-	$23,330,524
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$23,330,524	$-	$-	$23,330,524

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type. Small Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2022.